Note 9 - Loss Per Share	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]

9. Loss Per Share

Basic and diluted loss per common share is computed as follows:

	For the six months ended June 30,
	2024	2025
Loss:
Net loss attributable to controlling shareholders	(2,192,839)	(6,774,193)
Weighted average common shares – outstanding, basic and diluted	2,721,952	2,737,297
Basic and diluted loss per share	(0.81)	(2.47)

For the six-month periods ended June 30, 2024 and 2025, during which the Company incurred losses, the effect of 87,650 and 89,400 non-vested stock awards, respectively, was anti-dilutive. Hence for the six-month period ended June 30, 2024 and 2025, “Basic loss per share” equals “Diluted loss per share.”